Description of Organization and Business Operations (Details)											9 Months Ended	11 Months Ended	12 Months Ended
	Nov. 17, 2023 USD ($)	Oct. 20, 2023 USD ($)	Oct. 12, 2023 USD ($)	Jul. 19, 2023 USD ($) item $ / shares shares	Jan. 20, 2023 USD ($) item $ / shares shares	Jan. 05, 2023 D $ / shares shares	Jul. 20, 2021 USD ($) $ / shares shares	Jul. 15, 2021 USD ($) $ / shares	Feb. 02, 2021	Feb. 02, 2021 item	Sep. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2022 USD ($)
Description of Organization and Business Operations
Condition for future business combination number of businesses minimum									1	1
Purchase price, per unit | $ / shares							$ 10.00
Price per unit | $ / shares											$ 10.10
Offering costs							$ 13,577,812
Underwriting fees							4,000,000
Warrant issuance cost							757,003
Deferred underwriting fee payable							9,000,000				$ 9,000,000	$ 9,000,000	$ 9,000,000
Other offering costs							$ 577,812
Condition for future business combination use of proceeds percentage											80		80
Condition for future business combination threshold percentage ownership											50		50
Threshold amount of net tangible assets											$ 5,000,001		$ 5,000,001
Redemption limit percentage without prior consent											15		15
Obligation to redeem public shares if entity does not complete a business combination (as a percent)											100.00%		100.00%
Months to complete acquisition				30 months							24 months		24 months
Redemption period upon closure				10 days							10 days		10 days
Maximum allowed dissolution expenses				$ 100,000							$ 100,000		$ 100,000
Deposit into the trust account													2,920,785
Operating bank accounts											123,789		93,344
securities held in the Trust Account											26,974,295
Working capital											3,889,119		1,538,102
Interest income from Trust account											1,646,951	$ 6,302	$ 2,920,785
Maximum number of times that the date to consummate a business combination can be extended | item				6	6
Additional extension period available each time to consummate a business combination				1 month	1 month
Aggregate payment redemption of ordinary shares											$ 181,681,691
Continental Stock Transfer & Trust Company
Description of Organization and Business Operations
Purchase price, per unit | $ / shares								$ 0.05
Gross proceeds								$ 2,000,000
Complete business combination period													21 months
Deposit into the trust account								$ 1,000,000
DigiAsia Bios Pte. Ltd
Description of Organization and Business Operations
Threshold minimum percentage of share capital held by existing shareholder to enter into Lock-Up Agreement						1.00%
Private Placement Warrants
Description of Organization and Business Operations
Price of warrant | $ / shares							$ 1.00
Sale of private placement warrants (in shares) | shares							8,000,000
Price of warrant | $ / shares							$ 1.00
Proceeds from sale of private placement warrants							$ 8,000,000
Public Warrants
Description of Organization and Business Operations
Number of units sold | shares											20,000,000		20,000,000
Price per unit | $ / shares											$ 10.10
Class A Common Stock Subject to Redemption
Description of Organization and Business Operations
Purchase price, per unit | $ / shares													$ 10.10
Aggregate redeemable shares | shares					16,988,575
Redemption price per share | $ / shares					$ 10.32
Aggregate payment redemption of ordinary shares					$ 175,285,891
Initial Public Offering
Description of Organization and Business Operations
Number of units sold | shares							20,000,000
Purchase price, per unit | $ / shares							$ 10.00						$ 10.10
Gross proceeds							$ 200,000,000
Deferred underwriting fee payable							9,000,000
Investment of cash into Trust Account							$ 202,000,000
Initial Public Offering | Private Placement Warrants
Description of Organization and Business Operations
Purchase price, per unit | $ / shares							$ 10.10
Price per unit | $ / shares							$ 10.10
Investment of cash into Trust Account							$ 202,000,000
Class A Common Stock Subject to Redemption
Description of Organization and Business Operations
Aggregate redeemable shares | shares				585,456
Redemption price per share | $ / shares				$ 10.92
Aggregate payment redemption of ordinary shares				$ 6,395,800
Sponsor
Description of Organization and Business Operations
Agreed unsecured debt from related party											$ 1,000,000			$ 1,000,000
Number of months by which the company has extended the period to consummate business combination											6 months
Amount of monthly payment made to the Company											$ 150,000
Number of months for which monthly payment was made											6 months
Sponsor | Subsequent Event
Description of Organization and Business Operations
Amount of monthly payment made to the Company	$ 60,649	$ 60,649	$ 60,649
Sponsor | DigiAsia Bios Pte. Ltd
Description of Organization and Business Operations
Number of Shares under Lock-Up period of nine months after the Closing Date | shares						250,000
Threshold period after Closing Date for restrictions on DigiAsia shareholder's Lock-Up Shares and 250,000 of the Sponsor's Lock-Up Shares						9 months
Threshold period after Closing Date for restrictions on remainder of the Sponsor's Lock-Up Shares						6 months
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D						30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences						150 days
Price per unit | $ / shares						$ 12.00